Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee typically makes annual
awards of equity at its first regularly scheduled meeting of the year, which is usually held in early February. This
meeting date is typically set a few years in advance as
part of the Board’s annual calendar of scheduled
meetings. The Compensation Committee has in the past,
and may in the future, make limited grants of equity on
other dates in order to retain key employees, to
compensate an employee in connection with a promotion
or to compensate newly hired executives for equity or
other benefits lost upon termination of their previous
employment or to otherwise induce them to join us.
Under our Governance Guidelines, the Compensation
Committee may make off-cycle equity grants only on
previously determined dates in each calendar month,
which will be either (1) the date of a regularly scheduled
Board or Compensation Committee meeting, (2) the next
succeeding 15th day of the calendar month (or if the 15th
is not a business day, the business day immediately
preceding the 15th) or (3) in the case of grants in
connection with new hires and/or promotions, on, or
within 15 days of, the first day of employment or other
personnel change. The grant date of equity grants to
executives is the date of Compensation Committee
approval. As discussed above, the exercise price of stock
option grants is the closing market price of our common
stock on the date of grant.
As discussed under “Governance of Your Company—
Committees of the Board and Meetings—Compensation
Committee” on page 13, the Compensation Committee
has delegated to the Chief Executive Officer, subject to
the prior written consent of our Executive Vice President
and General Counsel, the authority to make limited “off-
cycle” grants to employees who are not Committee
Approved Officers on the grant dates established by our
Governance Guidelines. For these grants, as discussed
above, the grant date is the date of such approval, and
the exercise price of all stock options is the closing
market price of our common stock on the date of grant.
Under the 2023 Stock Incentive Plan, stock options
cannot be “repriced” unless such repricing is approved by
our shareholders. See “Governance of Your Company—
Dating and Pricing of Equity Grants” on page 22.
We monitor and periodically review our equity grant
policies to ensure compliance with plan rules and
applicable law. We do not have a program, plan or
practice to time our equity grants in coordination with the
release of material, non-public information. In 2025, we
did not grant equity awards to any of our named
executive officers within four business days before or one
business day after the release of material, non-public
information.

Award Timing Method	The Compensation Committee typically makes annual
awards of equity at its first regularly scheduled meeting of the year, which is usually held in early February. This
meeting date is typically set a few years in advance as
part of the Board’s annual calendar of scheduled
meetings. The Compensation Committee has in the past,
and may in the future, make limited grants of equity on
other dates in order to retain key employees, to
compensate an employee in connection with a promotion
or to compensate newly hired executives for equity or
other benefits lost upon termination of their previous
employment or to otherwise induce them to join us.
Under our Governance Guidelines, the Compensation
Committee may make off-cycle equity grants only on
previously determined dates in each calendar month,
which will be either (1) the date of a regularly scheduled
Board or Compensation Committee meeting, (2) the next
succeeding 15th day of the calendar month (or if the 15th
is not a business day, the business day immediately
preceding the 15th) or (3) in the case of grants in
connection with new hires and/or promotions, on, or
within 15 days of, the first day of employment or other
personnel change. The grant date of equity grants to
executives is the date of Compensation Committee
approval. As discussed above, the exercise price of stock
option grants is the closing market price of our common
stock on the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false